Business Segments and Geographic Information - Schedule of Geographically Located Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	$ 507,998	$ 238,666	$ 251,698
United States [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	405,141	165,177	183,383
Costa Rica [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	30,452	34,107	35,984
Europe [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	59,927	29,591	28,060
All others [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	$ 12,478	$ 9,791	$ 4,271